Cover	Apr. 18, 2026
Document Information Line Items
Entity Registrant Name	HORIZON SPACE ACQUISITION II CORP.
Entity Central Index Key	0002032950
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 18, 2026
Entity Ex Transition Period	false
Entity File Number	001-42406
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1412 Broadway
Entity Address Address Line 2	21st Floor
Entity Address Address Line 3	Suite 21V
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	646
Local Phone Number	257-5537
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-tenth of one ordinary share
Document Information Line Items
Security 12b Title	Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-tenth of one ordinary share
Trading Symbol	HSPTU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Document Information Line Items
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	HSPT
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-tenth of one ordinary share
Document Information Line Items
Security 12b Title	Rights, each whole right to acquire one-tenth of one ordinary share
Trading Symbol	HSPTR
Security Exchange Name	NASDAQ